Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Other equity reserves	Accumulated deficit	Total
Balance at Dec. 31, 2018		$ 41,594	$ 11,805	$ (49,689)	$ 3,710
Balance (in Shares) at Dec. 31, 2018	101,695
Exercise of options		30	(30)
Exercise of options (in Shares)	1,658
Exercise of warrants and pre-funded warrants		1,517	(1,192)		325
Exercise of warrants and pre-funded warrants (in Shares)	402,479
Expiry of options		770	(770)
Expiry of options (in Shares)
Share-based payments		129	483		612
Share-based payments (in Shares)	2,500
Classification to equity of series B warrants		902			902
Classification to equity of series B warrants (in Shares)	13,912
Conversion of convertible debentures		3,263			3,263
Conversion of convertible debentures (in Shares)	410,045
Issuance of shares in a business combination		3,568			3,568
Issuance of shares in a business combination (in Shares)	86,827
Public offerings, net of issuance costs of $661 thousand		621	2,774		3,395
Public offerings, net of issuance costs of $661 thousand (in Shares)	390,672
Net loss for the year				(12,998)	(12,998)
Balance at Dec. 31, 2019		52,394	13,070	(62,687)	2,777
Balance (in Shares) at Dec. 31, 2019	1,409,788
Exercise of options		8	(8)
Exercise of options (in Shares)	6,282
Exercise of warrants and pre-funded warrants		10,506	(6,835)		3,671
Exercise of warrants and pre-funded warrants (in Shares)	11,243,212
Expiry of options		9	(9)
Expiry of options (in Shares)
Share-based payments			742		742
Share-based payments (in Shares)
Conversion of convertible debentures		3,414			3,414
Conversion of convertible debentures (in Shares)	1,109,708
Public offerings, net of issuance costs of $661 thousand		5,161	8,296		13,457
Public offerings, net of issuance costs of $661 thousand (in Shares)	4,383,600
Net loss for the year				(7,845)	(7,845)
Balance at Dec. 31, 2020		71,492	15,256	(70,532)	16,216
Balance (in Shares) at Dec. 31, 2020	18,152,590
Exercise of options		105	(105)
Exercise of options (in Shares)	69,804
Exercise of warrants		4,881	(1,172)		3,709
Exercise of warrants (in Shares)	3,090,900
Expiry of options		84	(84)
Share-based payments			2,345		2,345
Issuance of shares in a business combination		5,808			5,808
Issuance of shares in a business combination (in Shares)	4,062,045
Direct registered offerings, net of issuance costs of $527 thousand		8,731	492		9,223
Direct registered offerings, net of issuance costs of $527 thousand (in Shares)	4,615,000
Issuance of shares for service provider		11			11
Issuance of shares for service provider (in Shares)	10,000
Net loss for the year				(13,125)	(13,125)
Balance at Dec. 31, 2021		$ 91,112	$ 16,732	$ (83,657)	$ 24,187
Balance (in Shares) at Dec. 31, 2021	30,000,339